united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 16.0%
	DEBT FUNDS - 16.0%
6,625	iShares iBoxx $ High Yield Corporate Bond ETF	$ 581,542
1,918	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	193,833
15,746	SPDR Bloomberg Barclays High Yield Bond ETF	581,500
6,931	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	193,791
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,549,860)	1,550,666

	MUTUAL FUNDS - 65.4%
	DEBT FUNDS - 65.4%
102,264	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	1,046,158
208,300	BlackRock High Yield Portfolio - Institutional Class	1,612,239
164,779	Columbia High Yield Bond Fund - Class Z	484,450
40,882	Deutsche High Income Fund - Institutional Class	193,780
19,561	Hartford High Yield Fund - Class I	145,340
50,172	MainStay High Yield Corporate Bond Fund - Class I	289,495
55,182	Neuberger Berman High Income Bond Fund - Institutional Class	484,500
22,595	Northeast Investors Trust - Retail Class	106,874
163,303	PIMCO High Yield Fund - Institutional Class	1,453,400
60,460	RidgeWorth Seix Floating Rate High Income Fund - Class I	529,023
	TOTAL MUTUAL FUNDS (Cost - $6,288,004)	6,345,259

	SHORT-TERM INVESTMENTS - 22.6%
	MONEY MARKET FUNDS - 22.6%
291,545	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.50% *	291,545
291,545	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.56% *	291,545
402,400	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.62% *	402,400
1,205,702	AIM STIT-Government & Agency Portfolio - Institutional Class, 0.31% *	1,205,702
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,191,192)	2,191,192

	TOTAL INVESTMENTS - 104.0% (Cost - $10,029,056) (a)	$ 10,087,117
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0) %	(388,801)
	NET ASSETS - 100.0%	$ 9,698,316

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,029,056
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 59,598
	Unrealized depreciation	(1,537)
	Net unrealized appreciation	$ 58,061

Power Momentum Index Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 87.4%
	AEROSPACE/DEFENSE - 3.9%
57,069	Arconic, Inc.	$ 1,503,198
8,807	Boeing Co.	1,557,606
		3,060,804
	AGRICULTURE - 5.9%
20,533	Altria Group, Inc.	1,466,467
13,948	Phillip Morris International, Inc.	1,574,729
25,566	Renyolds American, Inc.	1,611,169
		4,652,365
	BANKS - 1.9%
9,525	M&T Bank Corp.	1,473,803

	CHEMICALS - 8.0%
15,215	Albemarle Corp.	1,607,313
24,505	Dow Chemical Co.	1,557,048
13,935	Monsanto Co.	1,577,442
5,012	Sherwin-Williams Co.	1,554,672
		6,296,475
	COMPUTERS - 2.0%
11,139	Apple, Inc.	1,600,229

	ELECTRIC - 8.0%
23,908	American Electric Power Co., Inc.	1,604,944
19,713	Edison International	1,569,352
12,126	NextEra Energy, Inc.	1,556,615
83,478	NRG Energy, Inc.	1,561,039
		6,291,950
	ELECTRONICS - 1.9%
12,284	Honeywell International, Inc.	1,533,903

	ENVIRONMENTAL CONTROL - 2.0%
24,917	Republic Services, Inc.	1,565,037

	FOOD - 2.0%
14,277	Hershey Co.	1,559,762

	GAS - 2.0%
56,426	CenterPoint Energy, Inc.	1,555,665

	HEALTHCARE-PRODUCTS - 8.0%
34,174	Abbot Laboratories	1,517,667
30,441	Baxter International, Inc.	1,578,670
8,064	Cooper Cos., Inc.	1,611,913
18,169	HCA Holdings, Inc. *	1,616,859
		6,325,109
	HOUSEHOLD PRODUCTS/WARES - 2.0%
19,511	Avery Dennison Corp.	1,572,587

	INSURANCE - 7.9%
18,956	Allstate Corp.	1,544,724
27,684	Arthur J Gallager & Co.	1,565,253
39,406	Progressive Corp.	1,543,927
19,949	Torchmark Corp.	1,536,871
		6,190,775
	INTERNET - 4.1%
47,007	eBay, Inc. *	1,578,025
11,042	Netflix, Inc. *	1,632,118
		3,210,143
	LODGING - 2.0%
18,586	Wyndham Worldwide Corp.	1,566,614

	MACHINERY-DIVERSIFIED - 1.9%
7,435	Roper Technologies, Inc.	1,535,253

	MEDIA - 4.0%
59,737	TEGNA, Inc.	1,530,462
14,221	Walt Disney Co.	1,612,519
		3,142,981
	PHARMACEUTICALS - 2.0%
6,507	Allergan PLC	1,554,653

Power Momentum Index Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Value
	COMMON STOCK - 87.4% (Continued)
	RETAIL - 4.0%
9,382	Costco Wholesale Corp.	$ 1,573,268
10,570	Home Depot, Inc.	1,551,993
		3,125,261
	SEMICONDUCTORS - 1.9%
6,995	Broadcom Ltd	1,531,625

	SOFTWARE - 2.1%
12,860	Adobe Systems, Inc. *	1,673,472

	TELECOMMUNICATIONS - 9.9%
36,735	AT&T, Inc.	1,526,339
67,706	CenturyLink, Inc.	1,595,830
45,644	Cisco Systems, Inc.	1,542,767
27,677	Level 3 Communications, Inc. *	1,583,678
31,354	Verizon Communications, Inc.	1,528,508
		7,777,122

	TOTAL COMMON STOCK (Cost - $69,176,831)	68,795,588

	EXCHANGED TRADED FUNDS - 10.1%
	DEBT FUND - 10.1%
93,729	iShares 1-3 Year Treasury Bond ETF	7,921,975
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,902,792)

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUNDS - 2.5%
2,005,191	Federated Institutional Prime Obligations Fund - Institutional Class, 0.88% **	2,005,592
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,005,592)

	TOTAL INVESTMENTS - 100.0% (Cost - $79,085,215) (a)	$ 78,723,155
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(32,356)
	NET ASSETS - 100.0%	$ 78,690,799

	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on March 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,318,564
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 811,853
	Unrealized depreciation	(1,407,262)
	Net unrealized depreciation	$ (595,409)

Power Dividend Index Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 98.4%
	AGRICULTURE - 4.0%
4,230	Altria Group, Inc.	$ 302,107
2,925	Philip Morris International, Inc.	330,232
		632,339
	AUTO MANUFACTURERS - 3.9%
25,811	Ford Motor Co.	300,440
8,781	General Motors Co.	310,496
		610,936
	BEVERAGES - 2.1%
7,647	Coca-Cola Co.	324,539

	CHEMICALS - 8.2%
10,992	CF Industries Holdings, Inc.	322,615
5,066	Dow Chemical Co.	321,894
3,602	LyondellBasell Industries	328,466
11,081	Mosaic Co.	323,343
		1,296,318
	COMPUTERS - 6.1%
18,598	HP, Inc.	332,532
1,818	International Business Machines Corp.	316,587
6,841	Seagate Technology PLC	314,207
		963,326
	COSMETICS/PERSONAL CARE - 2.0%
3,550	Procter & Gamble Co.	318,968

	DIVERSIFIED FINANCIAL SERVICES - 6.0%
10,175	Invesco Ltd.	311,660
22,277	Navient Corp.	328,809
4,533	T. Rowe Price Group, Inc.	308,924
		949,393
	ELECTRIC - 10.5%
4,010	Duke Energy Corp.	328,860
4,393	Entergy Corp.	333,692
10,346	FirstEnergy Corp.	329,210
8,905	PPL Corp.	332,958
6,516	Southern Co.	324,366
		1,649,086
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
5,434	Emerson Electric Co.	325,279

	ELECTRONICS - 2.0%
6,158	Garmin Ltd.	314,735

	FOREST PRODUCTS & PAPER - 2.1%
6,379	International Paper Co.	323,926

	HOUSEHOLD PRODUCTS/WARES - 2.0%
2,416	Kimberly-Clark Corp.	318,018

	INSURANCE - 2.1%
5,708	Arthur J Gallagher & Co.	322,730

	MACHINERY - CONSTRUCTION & MINING - 2.1%
3,503	Caterpillar, Inc.	324,938

	MISCELLANEOUS MANUFACTURING - 4.1%
4,461	Eaton Corp. PLC	330,783
10,682	General Electric Co.	318,324
		649,107
	OFFICE/BUSINESS EQUIPMENT - 2.1%
43,948	Xerox Corp.	322,578

Power Dividend Index Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Value
	COMMON STOCK - 98.4% (Continued)
	OIL & GAS - 6.1%
2,923	Chevron Corp.	$ 313,843
5,167	Occidental Petroleum Corp.	327,381
4,858	Valero Energy Corp.	322,037
		963,261
	PHARMACEUTICALS - 10.2%
4,910	AbbVie, Inc.	319,936
3,833	Eli Lilly & Co.	322,394
2,561	Johnson & Johnson	318,973
4,931	Merck & Co., Inc.	313,316
9,482	Pfizer, Inc.	324,379
		1,598,998
	PIPELINES - 4.2%
5,951	ONEOK, Inc.	329,923
11,184	Williams Cos., Inc.	330,935
		660,858
	RETAIL - 2.1%
37,265	Staples, Inc.	326,814

	SAVINGS & LOANS - 2.0%
17,078	People's United Financial, Inc.	310,820

	TELECOMMUNICATIONS - 8.2%
7,636	AT&T, Inc.	317,276
13,978	CenturyLink, Inc.	329,461
9,440	Cisco Systems, Inc.	319,072
6,553	Verizon Communications, Inc.	319,459
		1,285,268
	TOYS/GAMES/HOBBIES - 2.1%
12,666	Mattel, Inc.	324,376

	TRANSPORTATION - 2.1%
3,030	United Parcel Services, Inc.	325,119

	TOTAL COMMON STOCK (Cost - $15,782,229)	15,441,730

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUNDS - 1.8%
280,988	Federated Institutional Prime Obligations Fund - Institutional Class, 0.88% *	281,044
	TOTAL SHORT-TERM INVESTMENTS (Cost - $280,852)	281,044

	TOTAL INVESTMENTS - 100.2% (Cost - $16,063,081) (a)	$ 15,722,774
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(26,941)
	NET ASSETS - 100.0%	$ 15,695,833

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,254,614
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 50,182
	Unrealized depreciation	(582,022)
	Net unrealized depreciation	$ (531,840)

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the fund's investments carried at fair value:

Power Income VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 6,345,259	$ -	$ -	$ 6,345,259
Exchange Traded Funds	1,550,666	-	-	1,550,666
Money Market Funds	2,191,192	-	-	2,191,192
Total	$ 10,087,117	$ -	$ -	$ 10,087,117

Power Momentum Index Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 68,795,588	$ -	$ -	$ 68,795,588
Exchange Traded Funds	7,921,975	-	-	7,921,975
Money Market Funds	-	2,005,592	-	2,005,592
Total	$ 76,717,563	$ 2,005,592	$ -	$ 78,723,155

Power Dividend Index Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,441,730	$ -	$ -	$ 15,441,730
Money Market Funds	-	281,044	-	281,044
Total	$ 15,441,730	$ 281,044	$ -	$ 15,722,774
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/25/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 5/25/2017